SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Integer	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Allowance for accounts receivable	$ 11,961		$ 11,961		$ 11,926	$ 3,967
Reserve for inventory	150,000		150,000		150,000	0
Goodwill, impairment amount					1,337,287
[custom:SalesReturnsAndAllowances]					77,479	28,707
Advertising cost			105,956	$ 24,100	164,052	36,935
Cash FDIC insured amount	250,000		$ 250,000		250,000
Total sales, percentage			3.00%
Sales return, and allowance	(1,173,398)	$ (790,809)	$ (2,168,529)	(1,252,980)	$ (2,478,736)	$ (910,227)
Number of segment reporting | Integer			1
Sales Returns and Allowances [Member]
Product Information [Line Items]
Sales return, and allowance	$ 36,700	$ 19,800	$ 71,800	$ 57,417
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	30.00%	10.00%	19.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage			15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk, percentage					60.00%	76.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage			32.00%	33.00%	13.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage			20.00%	13.00%	11.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage			11.00%	12.00%	10.00%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%		20.00%	29.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage			13.00%		14.00%	19.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage			21.00%		12.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Four [Member]
Product Information [Line Items]
Concentration risk, percentage					11.00%